Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions
14.
RELATED PARTY TRANSACTIONS

Minera Exar, the Company’s equity-accounted investee, has entered into the following transactions with companies controlled by the family of its President, who is also a director of Lithium Argentina:

•
Option Agreement with Grupo Minero Los Boros S.A. on March 28, 2016, for the transfer to Minera Exar of title to certain mining properties that comprised a portion of the Cauchari-Olaroz project.

•
Expenditures under the construction services contract for the Cauchari-Olaroz project with Magna Construcciones S.R.L. (“Magna”) were $2,998 for the year ended December 31, 2023.

•
Service agreement with a consortium owned 49% by Magna. The agreement entered into Q1 2022, is for servicing of the evaporation ponds at Cauchari-Olaroz over a five-year term, for total consideration of $68,000 (excluding VAT).

During the year ended December 31, 2023, director’s fees paid by Minera Exar to its President, who is also a director of the Company, totaled $76 (2022 - $75).

The amounts due by Minera Exar to related parties arising from such transactions are unsecured, non-interest bearing and have no specific terms of payment.

14.
RELATED PARTY TRANSACTIONS (continued)

In March 2023, an agreement was entered into with the Company’s former VP, Corporate Development to provide corporate development services effective as of August 1, 2023, with an aggregate value over three years of $3,200.

Upon the retirement of the Company’s former Chief Financial Officer in April 2023, an agreement was entered into on April 20, 2023, providing for a payment of $315 for delaying his retirement, a payment under the terms of his contract of approximately $24 and a grant of restricted share units with a value of approximately $664 to be made by the Company. The parties further agreed to enter into a Consulting Agreement, which was entered into effective April 24, 2023, for the provision of advisory services for a one-year term, unless extended by mutual agreement of the parties. The aggregate value of the consulting agreement over its term is $180.

Compensation of Key Management

Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team was as follows:

	Years Ended December 31,
	2023	2022
	$	$
Equity compensation	4,115	2,140
Salaries, bonuses, benefits and directors' fees included in general & administrative expenses	5,189	5,149
Salaries, bonuses and benefits included in exploration expenditures	180	1,286
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	625	1,097
Salaries and benefits capitalized to Thacker Pass project prior to separation	234	-
	10,343	9,672

	December 31, 2023	December 31, 2022
	$	$
Total due to directors and executive team	66	3,363